SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

In July 2012, the Company sold an aggregate of 1,500,000 shares of Amicor’s common stock under a private transaction and generated net proceeds of $225,000 or $0.15 per share (see Note 4).

In July 2012, Barry Honig, the Company’s director, (the “Assignor”) entered into an Assignment Agreement with an unrelated party (the “Assignee”) whereby the Assignor assigned $42,000 of his outstanding principal note (the “Assigned Note”) in connection with a Credit Facility Agreement (see Note 9). The Assignee purchased the Assigned Note for $42,000. On August 10, 2012, the Company entered into a Cancellation of Debt and Assignment of Shares Agreement with the Assignee and Sheldon Finkel, the Company’s former Chief Executive Officer. Pursuant to the Separation Agreement and Release dated in September 2011, Sheldon Finkel retained 600,000 shares of the Company’s common stock (the “Executive Retained Securities”) which were pledged as collateral security for the repayment of certain amounts owed to the Company by a third party (the “Third Party Receivable”). The Third Party receivable was not collected by the Company and accordingly, the Company was entitled to receive 300,000 shares of the Executive Retained Securities.  On August 10, 2012, the Company and Sheldon Finkel agreed that Mr. Finkel would surrender 300,000 shares of the Executive Retained Securities to the Company in consideration for the cancellation of the Third Party Receivable. Pursuant to the Cancellation of Debt and Assignment of Shares Agreement, the Company, Sheldon Finkel and the Assignee have agreed that in consideration for the cancellation and satisfaction of the Assigned Note, Mr. Finkel shall transfer and assign the 300,000 shares of Executive Retained Securities due to the Company to the Assignee. As a result of the transfer and assignment of the 300,000 shares of the Company’s common stock to the Assignee, the Third Party Receivable and the Assigned Note are extinguished. The Company valued the 300,000 common shares at the fair market value on the date of grant or assignment at approximately $0.345 per share or $103,500. In connection with the assignment of the 300,000 shares of common stock, the Company reduced the outstanding principal note by $42,000 and recognized an interest expense of $61,500. The remaining outstanding principal note due to Barry Honig amounted to $519,750 after such assignment transaction.

NOTE 15 – SUBSEQUENT EVENTS (continued)

In August 2012, the Company entered into an Amendment Agreement with Continental and Acquisition Sub whereby the parties agreed to amend the Asset Purchase Agreement dated as of July 22, 2011, to remove the liquidated damages provision associated with the registration rights obligations by the Company (see Note 4).

In August 2012, the Company entered into Waiver Agreements with substantially all of the investors who purchased Units consisting of the Company’s common stock and warrants pursuant to subscription agreements dated between September 2011 and February 2012 (see Note 12) whereby the Company agreed to register the shares of common stock underlying the Units with the SEC. The waiver agreement irrevocably and unconditionally waives the liquidated damages in cash or kind related to any failure by the Company to cause the registration statement to be filed on or before a designated filing date or declared effective by the SEC on or before the effectiveness date. The Company expects to receive the waivers from the remaining investors during the third quarter of 2012.

NOTE 16 – SUBSEQUENT EVENTS

Between January 2012 and February 2012, the Company sold an aggregate of 1,937,500 units (the “Units”) with gross proceeds to the Company of $775,000.Each Unit was sold for a purchase price of $0.40 per Unit and consists of: (i) one share of Common Stock and (ii) a two-year warrant to purchase fifty percent (968,750 warrants) of the number of shares of Common Stock purchased at an exercise price of $0.60 per share, subject to adjustment upon the occurrence of certain events. The Warrants may be exercised at any time on a cashless basis at 100% of the closing price for the Common Stock on the business day immediately prior to the date of exercise.The Company has agreed to file a “resale” registration statement with the SEC covering all shares of Common Stock and shares of Common Stock underlying the Warrants (including as issued to placement agents) within 60 days of the final closing date of the sale of any Units (the “Filing Date”) and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 120 days of the final closing on the sale of Units (the “Effectiveness Date”). The Company is obligated to pay to Investors a fee of one (1%) per month in cash for every thirty day period up to a maximum of six (6%) percent, (i) that the registration statement has not been filed after the Filing Date, and (ii) following the Effectiveness Date that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of Common Stock permissible upon consultation with the staff of the SEC.

On January 26, 2012, the Company entered into an Option Agreement (the “Option Agreement”) with American Strategic Minerals Corporation, a Colorado corporation (“Amicor”), pursuant to which Amicor obtained the option  to acquire certain uranium exploration rights and properties held by the Company (the “Uranium Properties”), as further described herein.  In consideration for issuance of the option, Amicor issued to the Company (i) a $1,000,000 promissory note payable in installments upon satisfaction of certain conditions (the “Note”), expiring six months following issuance and (ii) 10,000,000 shares of Amicor's Common Stock (collectively, the “Option Consideration”).  Pursuant to the terms of the Note, upon the closing of a private placement in which Amicor receives gross proceeds of at least $5,000,000 (within six months of the closing of the Option Agreement), then Amicor shall repay $500,000 under the Note.  Additionally, upon the closing of a private placement in which Amicor receives gross proceeds of at least an additional $1,000,000 (within six months of the closing of the Option Agreement), Amicor shall pay the outstanding balance under the Note.  The Note does not bear interest.  The option is exercisable for a period of 90 days following the closing of the Option Agreement, in whole or in part, at an exercise price of Ten Dollars ($10.00) for any or all of the Uranium Properties.  In the event Amicor does not exercise the option, the Company will retain all of the Option Consideration. Between January 2012 and February 2012, the Company collected $930,000 of the Note. Additionally, between February 2012 and March 2012, the Company sold 710,000 share of Amicor's Common Stock pursuant to a stock purchase agreement at $0.50 per share or $355,000.

On February 9, 2012, the Board of Directors (the “Board”) of the Company appointed Stephen Alfers as Chairman and Chief Executive Officer of the Company. Simultaneously with Mr. Alfers' appointment, Barry Honig resigned from his position as Chairman of the Company but remains a member of the Board. On February 9, 2012, the Company entered into an employment agreement (the “Employment Agreement”) with Mr. Alfers, pursuant to which Mr. Alfers shall serve as the Chief Executive Officer of the Company until December 31, 2015, subject to renewal. Pursuant to the terms of his Employment Agreement, Mr. Alfers will be entitled to a base salary of $250,000 per year and was issued (i) 12,000,000 shares of the Company's restricted common stock and (ii) an option to purchase 10,000,000 shares of the Company's common stock with a term of ten years and an exercise price equal to the closing price of the Company's common stock on the trading day immediately prior to the date of issuance of such grant or $0.49 which shall be vested in full on the Effective Date. The 10,000,000 options were valued on the grant date at $0.45 per option or a total of $4,500,000 using a Black-Scholes option pricing model with the following assumptions: stock price of 0.49 per share, volatility of 105%, expected term of 10 years, and a risk free interest rate of 2.09%.

Vesting of restricted stock grant is as follows:

i.
6,000,000 shares of restricted common stock (less any shares sooner vested upon registration of 3,000,000 shares of the restricted common stock with the Securities Exchange Commission) shall vest on the earlier of (a) such date that the Company consummates a secondary public offering of its securities in which the Company receives gross proceeds of at least $7,000,000 or (b) one (1)year from the Effective Date of this Agreement;

ii.	3,000,000 shares of restricted common stock shall vest two (2) years from the effective date of this agreement; and

iii.	3,000,000 shares of restricted common stock shall vest three (3) years from the effective date of this agreement.

Under his Employment Agreement, Mr. Alfers is entitled to receive an annual bonus if the Company meets or exceeds certain criteria adopted by the Board.  The “Target Bonus” for Mr. Alfers for shall equal 100% of his annualized base salary for that year if target levels of performance for that year are achieved, with greater or lesser amounts paid for performance above and below such target. Mr. Alfers is entitled to receive a one-time bonus of $500,000 at the time of entering into the Employment Agreement.Certain amounts payable to Mr. Alfers as compensation are subject to claw-back rights in the event of restatements of the Company's financial information for a period of 3 years.  In the case of any termination of Mr. Alfers' employment due to Resignation Without Good Reason (as defined in the Employment Agreement) prior to the one year anniversary of the Employment Agreement, 50% of the initial bonus shall be required to be repaid to the Company.

Upon Mr. Alfers' termination without cause (as defined in the Employment Agreement), within six months prior to or twenty four months following a Change in Control or upon Mr. Alfers' Resignation for Good Reason during a Change in Control Period (as such terms are defined in the Employment Agreement), the Company shall pay to Mr. Alfers (in addition to any Accrued Obligations as defined in the Employment Agreement), a lump sum in an amount equal to three times the sum of (i) Mr. Alfers' base salary plus (ii) Mr. Alfers' bonus. Additionally, any unvested equity awards that were granted prior to such Change in Control, including the awards described herein, shall fully and immediately vest.

On February 9, 2012, the holders of approximately 53% of the outstanding shares of the Company's common stock voted in favor of the adoption of the Company's 2012 Equity Incentive Plan (the "Plan").  The Board approved the Plan on February 9, 2012, which reserves 40,000,000 shares of common stock for issuance thereunder in the form of incentive stock options, non-qualified stock options and restricted stock grants, issuable to the Company's officers, directors, employees and consultants.

On February 21, 2011, the Company designated 1,000,000 shares of 9.0% Series D Cumulative Convertible Preferred Stock (the “Series D Preferred Stock”). Each share of Series D Preferred Stock is convertible (together with accrued and unpaid dividends thereon) into shares of the Company's common stock at a conversion price of $0.40 per share, subject to equitable adjustments after such events as stock dividends, stock splits or fundamental corporate transactions, and subject to anti-dilution provisions. The holders of the Company's Series D Convertible Preferred Stock do not have voting rights. Upon liquidation, dissolution or winding up of the Company's business, each holder of Series D Preferred Stock shall be entitled to receive, for each share thereof a preferential amount in cash equal to $1.00. All preferential amounts to be paid to the holders of Series D Preferred Stock in connection with such liquidation, dissolution or winding up shall be paid before the payment or distribution of any assets to the holders of (i) any other class or series of capital stock and (ii) of the Company's common stock, par value $0.0001 per share (“Common Stock”). The Certificate of Designation for the Series D Preferred Stock was filed with the Secretary of State of the State of Nevada on February 21, 2012.

On February 23, 2012, the Company entered into a Stock Purchase Agreement with two subscribers (the “Purchase Agreement”) and sold 1,000,000 shares of the Series D Preferred Stock and an aggregate of 8,750,000 warrants to acquire shares of  Common Stock for an aggregate purchase price of $1,000,000 (the “Preferred Stock Purchase Price”). Frost Gamma Investment Trust (“FGIT”) purchased $600,000 of Series D Preferred Stock and received 600,000 shares of Series D Preferred Stock and warrants (the “FGIT Warrants”) to purchase an aggregate of 5,250,000 shares of Common Stock. Michael Brauser (“Brauser”) purchased $400,000 of Series D Preferred Stock and received 400,000 shares of Series D Convertible Preferred Stock and warrants (the “Brauser Warrants,” and together with the FGIT Warrants, the “Purchasers Warrants”) to purchase an aggregate of 3,500,000 shares of Common Stock. On March 30, 2012, the holder of the 400,000 shares of the Company's Series D Preferred Stock converted his shares of Series D Preferred Stock into 1,153,143 shares of the Company's Common Stock (which included accrued and unpaid dividends thereon) at a conversion price of $0.35 per share. On March 29, 2012, the Company issued 2,967,143 shares of common stock in connection with the exercise of these 5,250,000 stock warrants on a cashless basis.

All of the proceeds from the Preferred Stock Purchase Price was used to prepay (i) $800,000 of that certain senior secured convertible promissory note dated August 30, 2011 in the original principal amount of $6,400,000 (the “Platinum Note”) to Platinum and (ii) $200,000 of that certain senior secured convertible promissory note dated August 30, 2011 in the original principal amount of $1,600,000 (the “Lakewood Note,” and together with the Platinum Note, collectively the “Notes”) to Lakewood (collectively, the “Assignors”). The Assignors waived any prepayment penalty in connection with the application of the Preferred Stock Purchase Price as described above.

On August 30, 2011, pursuant to a letter agreement dated as of July 18, 2011, the Company and Gold Acquisition Corp. (collectively, the “Makers”) issued the Notes to the Assignors. Pursuant to a certain assignment and assumption agreement dated February 23, 2012, (the “Assignment and Assumption Agreement”), FGIT and Brauser (collectively, the “Assignees”) acquired an aggregate of $4.0 million of the outstanding principal amount of the Notes from Assignors (the “Acquired Notes”).  After giving effect to the transactions contemplated pursuant to the Assignment and Assumption Agreement and the prepayment of the Notes with the Preferred Stock Purchase Price as described above, Platinum will retain $2,368,183.05 and Lakewood will retain $592,045.76 of the Original Notes (the “Remainder Notes,” and together with the Acquired Notes, the “New Notes”). The principal amount of Acquired Note issued to FGIT is $2,400,000.00 and the principal amount of the Acquired Note issued to Brauser is $1,600,000.

 Pursuant to the Assignment and Assumption Agreement, the Makers agreed not to make any payment of principal or interest on the New Notes in amounts which are disproportionate to the respective principal amounts outstanding on the Acquired Notes or the Remainder Notes at any applicable time. So long as any Remainder Note remains outstanding, the Makers also agreed not to enter into any financing, exchange or other transaction of any nature with any Assignee or its affiliates unless each Assignor shall have been granted the right to participate in such financing, exchange or other transaction on the same terms offered to Assignees or their affiliates.   The Makers are required to deliver the New Notes to the applicable Assignor or Assignee within five (5) days after the execution and delivery date of the Assignment and Assumption Agreement.

On February 23, 2012, the Company entered into those certain Note Modification Agreements, (the “Note Modification Agreements”) with the Assignees and Assignors, respectively, to extend the Maturity Date (as defined in each of the New Notes) to February 23, 2014, the definition of Commencement Date (as defined in each of the New Notes) to February 23, 2013 and to eliminate the prepayment penalty. The Makers may prepay this Note in full or in part with the prior written consent of the note holders, provided that any partial payment shall be in an amount not less than $250,000.

The Assignees entered into their Note Modification Agreement in consideration for their purchase of the Series D Convertible Preferred Stock and the Purchasers Warrants pursuant to the Purchase Agreement. The Assignors entered into their Note Modification Agreement in exchange for (i) the issuance to Platinum of warrants (the “Platinum Warrants”)  to purchase an aggregate of 4,144,320  shares of Common Stock, (ii) the issuance to Lakewood of warrants (the “Lakewood Warrants” and, together with the Platinum Warrants and the Purchasers Warrants, collectively the “Warrants”)  to purchase an aggregate of 1,036,080 shares of Common Stock, (iii) the issuance of 1,600,000 shares of the Common Stock to Platinum  (the “Platinum Shares”), and (iv) the issuance of 400,000 shares of Common Stock  to Lakewood (the “Lakewood Shares,” and together with the Platinum Shares, collectively, the “Shares”). Any prepayment of any New Note shall require the consent of the holder of such New Note.The Warrants may be exercised at any time, in whole or in part, at an exercise price of $0.40 per share.  The Warrants may be exercised until the fifth anniversary of their issuance.   The Warrants may be exercised on a cashless basis at any time. On March 29, 2012, the Company issued 2,925,601 shares of common stock in connection with the exercise of these 5,180,400 stock warrants on a cashless basis.

On February 23, 2012, a majority of the Company's outstanding voting capital stock have authorized by written consent, in lieu of a special meeting of the Company's stockholders, that the Company effect a reverse stock split at a ratio not less than two-for-one and not greater than fifteen-for-one, with the exact ratio to be set and the amendment to the Company's Articles of Incorporation to be filed at the discretion of the Company's Board of Directors.

On February 28, 2012, the Company entered into an Asset Purchase Agreement (the “Agreement”) with Silver Scott Mines, Inc. (the “Seller”), a Nevada Corporation whereby the Seller shall sell, transfer, convey and deliver to the Company, free and clear of all liens and encumbrances, certain 459 unpatented mining claims owned by the Seller which are located in Pershing County, Nevada and all of Seller's files, documents, data, information and records related to these unpatented mining claims for a purchase price of $550,000 in cash.

On February 3, 2012, 500,000 Series B Preferred Stock were converted into 500,000 shares of common stock.  The Company valued these common shares at par value.

On March 6, 2012, the Company granted an aggregate of 1,100,000 10-year options to purchase shares of common stock at $0.45 per share, the market price on the date of issuance, which vests 25% on date of issuance; 25% on each of December 31, 2012; December 31, 2013 and December 31, 2014 to two employees and a consultant of the Company. The 1,100,000 options were valued on the grant date at approximately $0.42 per option or a total of approximately $458,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.45 per share, volatility of 110%, expected term of 10 years, and a risk free interest rate of 1.98%.

In March 2012, the Member of the Board agreed to extend the maturity date of a note payable under a credit facility agreement from January 31, 2012 to February 1, 2013 (see Note 8).

On March 23, 2012, the Company agreed to purchase from Victoria Gold Corp.(“VGC”) and Victoria Resources (US) Inc. (“VRI” and collectively with VGC, the “Seller”) the Seller's interest in approximately 13,300 acres of mining claims and private lands adjacent to the Company's landholdings at the Relief Canyon Mine in Pershing County, Nevada (the “Assets”).  The Assets include (i) unpatented mining claims located in Pershing County, Nevada (the “Owned Claims”); (ii) the assumption by the Company of a leasehold interest in certain unpatented mining claims in Pershing County Nevada referred to as the “Newmont Claims” held by VRI under a Minerals Lease and Sublease dated June 15, 2006, as amended, between Newmont USA Limited, d/b/a in Nevada as Newmont Mining Corporation (“Newmont”) and VRI  (the “2006 Mineral Lease”); (iii) the assumption of the sublease, pursuant to the 2006 Mineral Lease, of an interest in certain fee minerals in Pershing County, Nevada in which Newmont holds a leasehold interest pursuant to that Minerals Lease SPL-6700, dated as of August 17, 1987 between Southern Pacific Land Company and SFP Minerals Corporation;  (iv) the assumption of the sublease, pursuant to the 2006 Mineral Lease, of an interest in certain fee lands in Pershing County, Nevada, in which Newmont holds a leasehold interest pursuant to a mining lease dated June 1, 1994 between The Atchison, Topeka and Santa Fe Railway Company and Santa Fe Pacific Gold Corporation; and (v) the assumption of the sublease, pursuant to the 2006 Mineral Lease, of an interest in certain fee minerals in Pershing County, Nevada in which Newmont holds a leasehold interest pursuant to a minerals lease, dated as of March 23, 1999 between Nevada Land & Resource Company LLC and Santa Fe Pacific Gold Corporation.

In connection with the purchase of the Assets, the Company has agreed to purchase all of Seller's data, information and records related to the Assets, including all internal analyses and reports prepared by third party consultants or contractors, and to assume all liabilities and obligations of the Sellers arising after the closing of the transaction, including additional expenditures to be made in accordance with the 2006 Mineral Lease in the amount of  approximately $750,000 by June 15, 2012.

The closing of the acquisition of the Assets was subject to the satisfaction by the parties of certain obligations, including, among other things, the transfer of title to the Company of the Owned Claims, the assignment of Seller's leasehold interests to the Company and the payment of consideration by the Company for the Assets (the “Closing Conditions”).  On April 6, 2012, the parties satisfied the Closing Conditions and the Company issued  to VGC 10,000,000 shares of the Company's common stock, $0.0001 par value per share and  a 2 year  warrant to purchase 5,000,000 shares of Common Stock at a purchase price of $0.60 per share.  The Company also granted a 2% net smelter returns royalty on production from the Owned Claims which are not encumbered by production royalties payable to Newmont under the 2006 Mineral Lease.  The Company also paid the Seller $2,000,000 cash.

The Warrant may be exercised in whole, or in part, at any time by mean s of a “cashless” exercise.  In the event of an “Organic Change”, as defined in the Warrant, the Company may elect to: (i) require the holder to exercise the Warrant prior to the consummation of such Organic Change or (ii) secure from the person or entity purchasing such assets or the successor resulting from such Organic Change, a written agreement to deliver to the holder, in exchange for the Warrant, a warrant of such acquiring or successor entity.

On March 20, 2012, the Company issued 250,000 shares of common stock to a third party in consideration for payment of legal services rendered.

On March 6, 2012, the Company issued a warrant to purchase 400,000 shares of the Company's common stock at an exercise price equal to the market price of the Company's common stock on the date of issuance to a consultant in consideration for services rendered. The 400,000 warrants were valued on the grant date at approximately $0.45 per option or a total of approximately $166,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.45 per share, volatility of 110%, expected term of 10 years, and a risk free interest rate of 1.98%.

On March 30, 2012 the Company filed an amendment to the Certificate of Designation for the Series D Preferred Stock (the “Certificate Amendment”) with the Secretary of State of the State of Nevada to increase the number of authorized shares of Series D Preferred Stock that may be issued by the Company to 6,000,000.

On March 30, 2012, the Company and the original holders of the Company's Amended and Restated Senior Secured Convertible Promissory Notes, originally issued by the Company on August 30, 2011, and amended and restated on February 23, 2012 (the “Notes”), with a current outstanding principal balance of $2,960,229, entered into agreements to amend the Notes (the “Note Amendments”).  Under the Note Amendments, the Notes were amended to provide a $0.35 Conversion Price (as defined in the Notes).  Platinum and Lakewood, the original holders of the notes agreed to convert $262,500 of the Notes in exchange for an aggregate of 750,000 shares of the Company's common stock, par value $0.0001 per share.

The Company also entered into a Note Assignment and Assumption Agreement on March 30, 2012 (the “Note Assignment and Assumption Agreement”) pursuant to which the original holders assigned the remaining principal amount of the Notes to various assignees and such assignees agreed to fully convert the acquired Notes into the Company's Common Stock, par value $0.0001 per share in consideration for an aggregate purchase price of $3,256,252. A total of $2,992,014 was assigned to various assignees and the original holders waived $264,238 of the aggregate purchase price payable by the assignees for the Notes under the Note Assignment and Assumption Agreement. Various assignees agreed to convert an aggregate principal amount of $1,892,014 into 5,405,754 shares of the Company's Common Stock. Such various assignees received an additional 1,118,432 shares of the Company's Common Stock as consideration for the Note conversion.  The remaining assigned amount of $1,100,000 was amended to allow for its conversion into the Company's Series D Cumulative Convertible Preferred Stock, par value $0.0001 per share (the “Series D Preferred Stock”) at $1.00 per share (the stated value of the Series D Preferred Stock). As such, the Company issued a total of 1,100,000 shares of Series D Preferred Stock and an additional 227,586 shares of Series D Preferred Stock in consideration for the conversion of this convertible promissory note into shares of Series D Preferred Stock.

On February 23, 2012, two investors acquired notes in the principal amount of $2.4 million (the “$2.4 Million Note”) and $1.6 million (the “$1.6 Million Note”), respectively, by assignment.  On March 30, 2012 the Company also amended the $2.4 Million Note and that certain amended and restated secured convertible promissory note in the original principal amount of $1,015,604.00 (collectively, the “Further Notes”) to allow for the  conversion of the Further Notes into the Company's Series D Cumulative Convertible Preferred Stock at $1.00 per share. The holder of the Further Notes agreed to fully convert the Further Notes (together with accrued and unpaid interest thereon) into 3,446,344 shares of Series D Preferred Stock and an additional 713,038 shares of Series D Preferred Stock in consideration for the conversion of the Further Notes into shares of Series D Preferred Stock. The holder of the $1.6 Million agreed to convert the $1.6 Million Note (together with accrued and unpaid interest thereon) into  4,612,571 shares of Common Stock at a conversion price of $0.35 per share and an additional 954,325 shares of the Company's Common Stock as consideration for the Note conversion.

On April 2, 2012, the Company sold 4,300,000 shares of common stock to certain investors for an aggregate purchase price of $1,505,000 or a purchase price of $0.35 per share.

In March 2012, the Company issued $500,000 5% secured promissory notes (the “Bridge Note”) whereby the note is secured by certain assets of the Company's wholly owned subsidiaries, Arttor Gold, LLC and Noble efforts Gold LLC. The full amount of principal and accrued interest under the Bridge Note will be due and payable on a date that shall be the earlier to occur of: (x) the sale of Noble Effort Gold LLC and Arttor Gold LLC, the Company's wholly-owned subsidiaries (the “Gold Subsidiaries”) (or the sale of all or substantially all of the assets collectively contained in the Gold Subsidiaries) to a third party purchaser or (y) a to-be-determined date in September 2012.

On April 6, 2012, the Company and its director, Barry Honig, entered into a consulting agreement (the “Consulting Agreement”) pursuant to which Mr. Honig would provide certain consulting services relating to business development, corporate structure, strategic and business planning, selecting management and other functions reasonably necessary for advancing the business of the Company (the “Services”).  The Consulting Agreement has an initial term of three years, subject to renewal.  In consideration for the Services, the Company agreed to pay Mr. Honig the following consideration:

•	A ten-year option (the “Option”) to purchase 12,000,000 shares of the Company's common stock, exercisable at $0.35 per share which shall be vested in full on the date of issuance;
•
On such date that the Company receives minimum gross proceeds of at least $5,000,000 due to the occurrence of a Triggering Event (as defined in the Consulting Agreement) or the combination of multiple Triggering Events, Mr. Honig shall receive a one -time payment of $200,000; and

•	Upon a Change in Control (as defined in the Consulting Agreement) of the Company, Mr. Honig shall receive a one-time payment of $500,000.

As previously disclosed, on July 22, 2011, the Company purchased substantially all of the assets of Continental Resources Group, Inc. (“Continental”) in consideration for (i) 8 shares of the Company's common stock,  par value $0.0001 per share for every 10 shares of Common Stock of Continental outstanding; (ii) the assumption by the Company of the outstanding warrants to purchase shares of Continental's common stock (the “Continental Warrants”) at a ratio of one warrant (the “Company Warrants”) to purchase 8 shares of the Company's Common Stock for every Continental Warrant to purchase 10 shares of Continental's common stock; and (iii)  the assumption of Continental's 2010 Equity Incentive Plan and all options granted and issued thereunder at a ratio of one option to purchase 8 shares of the Company Common Stock for every option to purchase 10 shares of Continental's common stock outstanding.
On April 9, 2012, the Company issued an aggregate of 9,576,285 shares of its common stock (the “Company Shares”), par value $0.0001 per share to holders of Company Warrants in consideration for the cancellation of such Company Warrants.  Additionally, such holders agreed to the elimination of certain most favored nations provisions associated with the shares of Continental's common stock issued in connection with the Continental Warrants (the “Warrant Cancellation Transaction”). The Company issued the Company Shares at a ratio of 300 Company Shares for every 1,000 Company Warrants held.  An aggregate of 31,920,953 Company Warrants were cancelled as a result of the Warrant Cancellation Transaction.